RISKS	12 Months Ended
Jun. 30, 2016
Risks and Uncertainties [Abstract]
RISKS

NOTE 3. RISKS

(a) Credit risk

Credit risk is one of the most significant risks for the Company’s business. Credit risk exposure arises principally in financial guarantees that are off-balance sheet financial instruments.

Credit risk is controlled by the application of credit approvals, limits on the amounts guaranteed and monitoring procedures. The Company manages credit risk through its risk control system based upon a “business circle” of core Small and Medium Enterprises (“SMEs”), which commences with the establishment of overall risk management strategies, pre-transaction due diligence and assessment, in-transaction risk evaluation, product design, determination of risk-adjusted pricing, design of counter-guarantee requirements and ongoing post-transaction monitoring. To minimize credit risk, the Company requires collateral in the form of rights to cash, securities or property and equipment.

The Company identifies credit risk collectively based on industry, geography and customer type. This information is monitored regularly by management.

(b) Liquidity risk

The Company is also exposed to liquidity risk, which is the risk that it will be unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. The Company is also exposed to liquidity risk on its short-term investments, including the risks that the banks and financial institutions that manage the Company’s short-term investments will be unable to redeem such short-term investments at a price equal to principal and accrued and unpaid interest or, in extreme circumstances, such as significant redemptions or a deterioration of liquidity in the financial markets, may be unable to redeem them at all. As a result, the Company may not have access to the capital related to such short-term investments when needed. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Company may turn to other financial institutions, and historically has occasionally take loans from its shareholders to obtain short-term funding to meet liquidity shortages.

(c) Foreign currency risk

A majority of the Company’s operating activities and a significant portion of the Company’s assets and liabilities are denominated in the RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (the “PBOC”) or other authorized financial institutions at exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

(d) Concentration risk

As of June 30, 2016 and 2015, the Company held cash and restricted cash of $75,126,811 and $38,377,308, respectively, that was not insured by any governmental authority. To limit exposure to credit risk relating to deposits, the Company primarily places cash deposits only with large financial institutions in the PRC with acceptable credit ratings.

The Company’s operations are carried out in the PRC through its direct and indirect WFOEs. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. The Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.